Segment Information (Schedule of Information about Reporting Segments) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Segment Reporting Information [Line Items]
External Revenues	$ 830	$ 903	$ 901	$ 909	$ 837	$ 961	$ 919	$ 890	$ 828	$ 3,550		$ 3,598		$ 3,440
Depreciation and Amortization										184		198		186
Operating Income	116				143					619		574		504
Operating Segments [Member]
Segment Reporting Information [Line Items]
External Revenues	830				837
Depreciation and Amortization	46				45
Operating Income	116				143					660	[1]	574		491	[2]
Medical Systems [Member]
Segment Reporting Information [Line Items]
External Revenues	524				551					2,329		2,439		2,214
Depreciation and Amortization	32				32					131		145		129
Operating Income	74				102					471	[1]	439		367	[2]
Procedural Solutions [Member]
Segment Reporting Information [Line Items]
External Revenues	306				286					1,221	[3]	1,159	[3]	1,226	[3]
Depreciation and Amortization	14				13					53	[3]	53	[3]	57	[3]
Operating Income	$ 42				$ 41					$ 189	[1],[3]	$ 135	[3]	$ 124	[2],[3]

[1]	During the fiscal year ended June 30, 2013, we recorded a $41 million charge to establish a reserve in connection with the agreement in principle to resolve the previously disclosed government investigations related to prior sales and marketing practices for our ChloraPrep skin preparation product and relationships with healthcare professionals. The agreement in principle remains subject to several conditions, and the amount and timing of the payment are subject to the final terms of the settlement agreement. These amounts have not been allocated to segment results.
[2]	The $13 million net gain on the sale of assets related primarily to the sale of our OnSite Services business ($15 million gain), offset by a post-closing adjustment related to the sale of our Research Services business ($2 million loss), has not been allocated to segment results for the fiscal year ended June 30, 2011. See note 2.
[3]	Segment results for the fiscal years ended June 30, 2012 and 2011, have been adjusted for discontinued operations. See note 2.